Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations [Abstract]
Schedule of Financial Performance	Financial information relating to the discontinued operation for the years ended December 31, 2023 and 2022 is set out below.
	Year ended December 31
	2023	2022
	U.S. dollars in thousands
Revenue	-	229
Expenses	-	924
Loss before taxes on income	-	(695)
Gain from sale of discontinued operations	82	-
Taxes on income	-	-
Profit (loss) from discontinued operations, net of tax	82	(695)

Basic and diluted profit (loss) per share from discontinued operations (in U.S. dollars)	0.00	(0.03)

Schedule of Cash flows	Financial information relating to the discontinued operation for the years ended December 31, 2023 and 2022 is set out below.
	Year ended December 31
	2023	2022
	U.S. dollars in thousands
Net cash used in operating activities	-	(935)
Net cash used in financing activities	-	(13)
Net cash outflow	-	(948)